Earnings per Share (Details) $ / shares in Units, $ in Thousands	3 Months Ended						12 Months Ended
	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares	Sep. 30, 2018 $ / shares	Jun. 30, 2018 $ / shares	Mar. 31, 2018 $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Earnings Per Share [Abstract]
Stock conversion ratio							132.13667
Antidilutive shares (in shares)	38,149,453	24,323,190					80,873,293	24,524,698	22,554,740
Basic/Diluted EPS
Loss available to common stockholders | $	$ (74,001)	$ (59,260)					$ (210,977)	$ (242,162)	$ (263,930)
Weighted Average Number of Shares Outstanding, Basic and Diluted	343,129,833	217,526,426					273,883,342	217,472,870	216,848,866
Earnings Per Share, Basic and Diluted | $ / shares	$ (0.22)	$ (0.27)	$ (0.20)	$ (0.25)	$ (0.31)	$ (0.35)	$ (0.77)	$ (1.11)	$ (1.22)